Trade Accounts Receivable, Net (Details)	Dec. 31, 2016 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Trade Accounts Receivable, Net
Trade accounts receivable	$ 59,913,734	¥ 415,621,572	¥ 515,520,269
Less: Allowance for doubtful accounts	0	0	0
Total trade accounts receivable, net	$ 59,913,734	415,621,572	515,520,269
Trade accounts receivables pledged as collateral for borrowings from financial institutions		¥ 0	¥ 0